LEASE PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LEASE PREPAYMENTS [abstract]
Schedule of lease prepayments

	2017	2018
	RMB	RMB
Cost:
Balance as of January 1	68,467	75,728
Additions	2,614	249
Transferred from construction in progress	4,151	7,829
Transferred from other long-term assets	3,987	1,402
Reclassification to other assets	(2,603)	(544)
Disposals	(531)	(152)
Exchange adjustments	(357)	219
Balance as of December 31	75,728	84,731
Accumulated amortization:
Balance as of January 1	14,226	17,202
Amortization charge for the year	2,076	2,519
Transferred from other long-term assets	2,027	617
Reclassification to other assets	(770)	(154)
Disposals	(266)	(31)
Exchange adjustments	(91)	64
Balance as of December 31	17,202	20,217
Net book value:	58,526	64,514